Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Profit before tax	£ 552	£ 981	£ 1,567
Tax calculated at a tax rate of 19% (2019: 19%, 2018: 19%)	105	186	298
Bank surcharge on profits	28	64	111
Non-deductible preference dividends paid	8	8	8
Non-deductible UK Bank Levy	20	24	20
Non-deductible conduct remediation, fines and penalties	(4)	44	6
Other non-deductible costs and non-taxable income	23	29	26
Effect of change in tax rate on deferred tax provision	6	(10)	(2)
Tax relief on dividends in respect of other equity instruments	(40)	39	43
Adjustment to prior year provisions	(32)	(34)	(21)
Tax on profit	£ 114	£ 272	£ 403